Lease - Future lease payments under leases based on ASC 840 (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Year ending December 31,
2019	¥ 44,753
2020	44,747
2021	40,489
2022	41,024
2023 and after	71,536
Total future lease payments	¥ 242,549